Trade accounts receivable, Aging of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Aging of trade accounts receivable [Abstract]
Unbilled	R$ 168,949	R$ 179,465
Trade accounts receivable	969,825	877,834
Falling Due [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	386,030	146,979
Overdue up to 30 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	56,067	72,000
Overdue from 31 to 60 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	26,403	53,277
Overdue from 61 to 90 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	30,232	59,034
Overdue from 91 to 180 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	65,569	121,657
Overdue from 181 to 360 days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	79,328	93,931
Overdue for More than 360 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	R$ 157,247	R$ 151,491